SCHEDULE OF SHARE CAPITAL (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at 1 April 2024 – pre-recapitalization		$ 11,780,037		$ 3,752,669
Exercise of share option awards (pre-recapitalization)	[1]			27,368
Capital Raise	[2]			8,000,000
Pre-recapitalized balance				11,780,037
Recapitalization of DSL (1:410 exchange ratio)	[3]
Sub-total		121,622,436		11,780,037
Founding share of the Company
Post capitalized sub-total				11,780,037
Share Subdivision	[4]
Pre-capitalized balance		110,079,936		11,780,037
Exercise of share option awards (post-recapitalization)	[5]			1,768,711
Conversion of Preferred Shares	[6]			5,611,000
Conversion of convertible loan notes	[6]			6,133,781
Capitalization of loan from immediate holding company	[7]			3,000,000
Exercise of Share Option Awards		913,279	[8]	9,176,407	[9]
Issuance of IPO Warrants	[10]			72,610,000
Balance at March 31, 2026		162,447,420		110,079,936
Balance at March 31, 2025 – post-bonus split				110,087,984
Balance at March 31, 2025 – post-Share Consolidation				110,087,984
Exercise of IPO Warrants (Tranche 1)	[11]	11,542,500
Bonus split	[12]	8,835
Post-bonus split balance		121,631,271
Acquisition of Matter	[13]	20,447,440
Acquisition of TRP	[13]	5,684,999
Acquisition of planA	[13]	17,338,418
Exercise of IPO Warrants (Tranche 2)	[14]	13,837,500
Lapse of IPO Warrants (Tranche 3)	[15]	(13,264,000)
Modification of Founder Warrants and IPO Warrants	[16]	23,099,000
Reclassification of Founder Warrants		(28,553,000)
Share-based payments transactions (non-employee-related)	[17]	1,022,358
Share-based payments transactions (employee-related)	[18]	290,155
Recapitalized balance		162,447,420
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance at 1 April 2024 – pre-recapitalization		$ 5,126,837		$ 3,752,669
Pre-recapitalized balance, shares		16,756		11,626
Exercise of share option awards (pre-recapitalization)	[1]			$ 27,368
Pre-recapitalized balance, shares	[1]			44
Capital Raise	[2]			$ 1,346,800
Pre-recapitalized balance, shares	[2]			5,086
Pre-recapitalized balance				$ 5,126,837
Pre-recapitalized balance, shares				16,756
Recapitalization of DSL (1:410 exchange ratio)	[3]			$ (5,126,150)
Pre-recapitalized balance, shares	[3]			6,853,204
Sub-total		$ 1,263		$ 687
Pre-recapitalized balance, shares				6,869,960
Founding share of the Company
Pre-recapitalized balance, shares				1
Post capitalized sub-total				$ 687
Pre-recapitalized balance, shares		25,243,763		6,869,961
Share Subdivision	[4]
Pre-recapitalized balance, shares	[4]			6,869,961
Pre-capitalized balance		$ 1,150		$ 687
Pre-recapitalized balance, shares				13,739,922
Exercise of share option awards (post-recapitalization)	[5]			$ 50
Pre-recapitalized balance, shares	[5]			1,003,680
Conversion of Preferred Shares	[6]			$ 129
Pre-recapitalized balance, shares	[6]			2,583,820
Conversion of convertible loan notes	[6]			$ 117
Pre-recapitalized balance, shares	[6]			2,347,134
Capitalization of loan from immediate holding company	[7]			$ 37
Pre-recapitalized balance, shares	[7]			731,707
Exercise of Share Option Awards		165	[8]	$ 130	[9]
Pre-recapitalized balance, shares	[9]			2,587,500
Issuance of IPO Warrants	[10]
Pre-recapitalized balance, shares	[10]
Balance at March 31, 2026		$ 11,641		$ 1,150
Pre-recapitalized balance, shares		232,807,527		22,993,763
Balance at March 31, 2025 – post-bonus split				$ 9,198
Post bonus split balance, shares				183,950,104
Balance at March 31, 2025 – post-Share Consolidation				$ 9,198
Post share consolidation balance, shares				22,993,763
Pre-recapitalized balance, shares		22,993,763
Exercise of IPO Warrants (Tranche 1)	[11]	$ 113
Pre-recapitalized balance, shares	[11]	2,250,000
Bonus split	[12]	$ 8,835
Pre-recapitalized balance, shares	[12]	176,706,341
Post-bonus split balance		$ 10,098
Pre-recapitalized balance, shares		201,950,104
Acquisition of Matter	[13]	$ 53
Pre-recapitalized balance, shares	[13]	1,055,272
Acquisition of TRP	[13]	$ 62
Pre-recapitalized balance, shares	[13]	1,250,000
Acquisition of planA	[13]	$ 336
Pre-recapitalized balance, shares	[13]	6,720,317
Exercise of IPO Warrants (Tranche 2)	[14]	$ 900
Pre-recapitalized balance, shares	[14]	18,000,000
Lapse of IPO Warrants (Tranche 3)	[15]
Pre-recapitalized balance, shares	[15]
Modification of Founder Warrants and IPO Warrants	[16]
Pre-recapitalized balance, shares	[16]
Reclassification of Founder Warrants
Share-based payments transactions (non-employee-related)	[17]	$ 3
Pre-recapitalized balance, shares	[19]	62,074
Share-based payments transactions (employee-related)	[18]	$ 24
Pre-recapitalized balance, shares	[17]	483,592
Pre-recapitalized balance, shares	[18]	3,286,168
Recapitalized balance		$ 11,641
Recapitalized balance, shares		29,130,130
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance at 1 April 2024 – pre-recapitalization
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]
Pre-recapitalized balance
Recapitalization of DSL (1:410 exchange ratio)	[3]
Sub-total		54,608,823
Founding share of the Company
Post capitalized sub-total
Share Subdivision	[4]
Pre-capitalized balance		25,689,436
Exercise of share option awards (post-recapitalization)	[5]			1,768,661
Conversion of Preferred Shares	[6]			5,610,871
Conversion of convertible loan notes	[6]			6,133,664
Capitalization of loan from immediate holding company	[7]			2,999,963
Exercise of Share Option Awards		913,114	[8]	9,176,277	[9]
Issuance of IPO Warrants	[10]
Balance at March 31, 2026		125,397,820		25,689,436
Balance at March 31, 2025 – post-bonus split				25,689,436
Balance at March 31, 2025 – post-Share Consolidation				25,689,436
Exercise of IPO Warrants (Tranche 1)	[11]	28,919,387
Bonus split	[12]
Post-bonus split balance		54,608,823
Acquisition of Matter	[13]	17,380,278
Acquisition of TRP	[13]	4,737,437
Acquisition of planA	[13]	17,338,082
Exercise of IPO Warrants (Tranche 2)	[14]	29,107,600
Lapse of IPO Warrants (Tranche 3)	[15]
Modification of Founder Warrants and IPO Warrants	[16]
Reclassification of Founder Warrants
Share-based payments transactions (non-employee-related)	[17]	1,022,355
Share-based payments transactions (employee-related)	[18]	290,131
Recapitalized balance		125,397,820
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Balance at 1 April 2024 – pre-recapitalization
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]
Pre-recapitalized balance
Recapitalization of DSL (1:410 exchange ratio)	[3]			5,126,150
Sub-total		5,126,150		5,126,150
Founding share of the Company
Post capitalized sub-total				5,126,150
Share Subdivision	[4]
Pre-capitalized balance		5,126,150		5,126,150
Exercise of share option awards (post-recapitalization)	[5]
Conversion of Preferred Shares	[6]
Conversion of convertible loan notes	[6]
Capitalization of loan from immediate holding company	[7]
Exercise of Share Option Awards			[8]		[9]
Issuance of IPO Warrants	[10]
Balance at March 31, 2026		9,140,759		5,126,150
Balance at March 31, 2025 – post-bonus split				5,126,150
Balance at March 31, 2025 – post-Share Consolidation				5,126,150
Exercise of IPO Warrants (Tranche 1)	[11]
Bonus split	[12]
Post-bonus split balance		5,126,150
Acquisition of Matter	[13]	3,067,109
Acquisition of TRP	[13]	947,500
Acquisition of planA	[13]
Exercise of IPO Warrants (Tranche 2)	[14]
Lapse of IPO Warrants (Tranche 3)	[15]
Modification of Founder Warrants and IPO Warrants	[16]
Reclassification of Founder Warrants
Share-based payments transactions (non-employee-related)
Share-based payments transactions (employee-related)	[18]
Recapitalized balance		9,140,759
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Balance at 1 April 2024 – pre-recapitalization		6,653,200
Exercise of share option awards (pre-recapitalization)	[1]
Capital Raise	[2]			6,653,200
Pre-recapitalized balance				6,653,200
Sub-total		61,886,200		6,653,200
Post capitalized sub-total				6,653,200
Pre-capitalized balance		79,263,200		6,653,200
Exercise of share option awards (post-recapitalization)	[5]
Conversion of Preferred Shares	[6]
Conversion of convertible loan notes	[6]
Capitalization of loan from immediate holding company	[7]
Exercise of Share Option Awards			[8]		[9]
Issuance of IPO Warrants	[10]			72,610,000
Balance at March 31, 2026		27,897,200		79,263,200
Balance at March 31, 2025 – post-bonus split				79,263,200
Balance at March 31, 2025 – post-Share Consolidation				$ 79,263,200
Exercise of IPO Warrants (Tranche 1)	[11]	(17,377,000)
Bonus split	[12]
Post-bonus split balance		61,886,200
Acquisition of Matter	[13]
Acquisition of TRP	[13]
Acquisition of planA	[13]
Exercise of IPO Warrants (Tranche 2)	[14]	(15,271,000)
Lapse of IPO Warrants (Tranche 3)	[15]	(13,264,000)
Modification of Founder Warrants and IPO Warrants	[16]	23,099,000
Reclassification of Founder Warrants		(28,553,000)
Share-based payments transactions (non-employee-related)
Share-based payments transactions (employee-related)	[18]
Recapitalized balance		$ 27,897,200

[1]	In April 2024, DSL issued 44 shares to an employee via the exercising of vested employee share options. These shares rank pari passu with the existing ordinary shares of DSL in all respects. These shares equate to 36,080 shares post the Recapitalization.
[2]	On May 27, 2024, DSL and its subsidiaries (collectively referred to as the “DSL Group”) completed the Capital Raise and DSL allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. The warrants have a fair value of $6,653,200 and $1,346,800 being allocated to share capital with a total value recognized in reserves of $8,000,000. These shares equate to 4,170,520 shares post the Recapitalization.
[3]	On July 15, 2024, the Company completed the Recapitalization. Prior to the Recapitalization, the Company had issued one founding share with a par value of USD 0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the DSL Group. The Recapitalization resulted in the Company becoming the immediate holding company of DSL and DSL became a wholly owned subsidiary of the Company. The Recapitalization resulted in one share in DSL being exchanged for four hundred and ten (410) Ordinary Shares.
[4]	On July 26, 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each. The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.
[5]	In August 2024, the Company issued 1,003,680 shares to certain employees via the exercising of vested employee share options. These shares rank pari passu with the Ordinary Shares in all respects.
[6]	On December 20, 2024, the Company’s registration statement Form F-1 being declared effective by the SEC. This resulted in outstanding Preferred Shares converting into 2,583,820 Ordinary Shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into Ordinary Shares at a conversion price of $2.17 resulting in the issuance of 2,347,134 Ordinary Shares.
[7]	Pursuant to a triparty loan agreement dated September 30, 2024, $3.0 million loan from the then immediate holding company, Rhino Ventures, was capitalized through the issuance of 731,707 Ordinary Shares.
[8]	During the year ended March 31, 2026, the Company issued 3,286,168 shares to certain director and employees via the exercising of vested employee share options. These shares rank pari passu with the Company’s ordinary shares in all respects.
[9]	On January 23, 2025, the Company closed on its IPO of 2,250,000 ordinary shares, par value $0.00005 per share, at a public offering price of $4.10 per ordinary share, for total gross proceeds of $9,225,000, before deducting underwriting discounts, commissions, and other related expenses. The net proceeds amounted to $7,747,756.
[10]	On January 23, 2025, the Company issued Rhino Ventures 6 tranches of the IPO Warrants (as defined in note 21.2), with each tranche comprising 2,250,000 warrants, in connection with the IPO. For details, please refer to note 22.2.
[11]	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants, with an exercise price of $5.13 per share, to purchase 2,250,000 Ordinary Shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company.
[12]	On September 8, 2025, the Company completed the Stock Bonus. Each shareholder received seven bonus Ordinary Shares for every one ordinary share held. The Stock Bonus resulted in the issuance of 176,706,341 Ordinary Shares.
[13]	During the year ended March 31, 2026, ordinary shares of the Company issued or to be issued as consideration for the acquisitions of Matter, TRP and planA were recorded within share capital, share premium and capital reserve based on respective acquisition-date fair values. For details, please refer to note 26.
[14]	On October 22, 2025, Rhino Ventures exercised tranche 2 of the IPO Warrants, with an exercise price of $0.77 per share, to purchase 18,000,000 ordinary shares of the Company. The total exercise price of US$13,837,500 has been delivered in full to the Company.
[15]	On January 23, 2026, tranche 3 of the IPO Warrants expired unexercised upon reaching their maturity date. As these warrants were originally classified as equity instruments and the associated balance within the warrant reserve has been reclassified to accumulated losses.
[16]	On March 20, 2026, the Company extended the maturity dates of the outstanding Founder Warrants and IPO Warrants and Founder Warrants were modified. The transaction was recognized directly in equity as an equity transaction with the owner. The incremental fair value arising from the extension was determined to be $23,099,000, which has been recognized as a reclassification within equity by debiting accumulated losses and crediting the warrant reserve. For details, please refer to note 22.2.
[17]	On October 3, 2025, in connection with the business acquisition of Matter, the Company issued 62,074 Ordinary Shares (post-Share Consolidation of 7,759) to the individual that introduced Matter.
[18]	On February 26, 2026, the Board of Directors approved the issuance of an aggregate of 483,592 ordinary shares, with a par value of US$0.00005 per share, to a Non-Executive Director of the Company in recognition of his long service of directorship. The transaction is accounted for as a share-based payment expense, with the fair value measured on the issuance date based on the quoted market price of the shares and an amount of $290,155 being charged to profit or loss for the year ended March 31, 2026.
[19]	Subsequent to the modification in March 2026, Founder Warrants are classified as financial liabilities on the basis that the fixed-for-fixed condition is no longer met. Accordingly, Founder Warrants are reclassified from warrant reserve to warrant liabilities at the fair value on the modification date.